INSTAPRIN ACQUISITION (Details Narrative) - Aspire Biopharma Inc [Member] - USD ($)		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 28, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Asset Acquisition [Line Items]
Payments to Acquire Intangible Assets		$ 19,845	$ 19,845	$ 38,258	$ 38,258	$ 57,080	$ 57,080	$ 75,902	$ 1,042,553
Indefinite-Lived Intangible Assets (Excluding Goodwill)		$ 5,009,265		$ 5,009,265		$ 5,028,087		$ 4,971,007	$ 4,895,106
Instaprin Pharmaceuticals Inc [Member]
Asset Acquisition [Line Items]
Business Combination, Contingent Consideration Arrangements, Description	20% from the first $5,000,000 of sales and 10% from sales thereafter until the entire contingent purchase price obligation is satisfied. Additionally, ten percent (10%) of Buyer’s equity was to be delivered at Closing, in proportion to their equity holdings in the Company, to be issued to a Trustee for the former Instaprin Shareholders, along with an additional ten percent (10%) of Buyer’s equity to be issued to the Company’s service providers, pursuant to a stock incentive plan to be adopted
[custom:BusinessCombinationSales-0]	$ 5,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	4,844,982
Business Combination, Contingent Consideration, Liability	$ 3,844,982
Instaprin Pharmaceuticals Inc [Member] | Common Stock [Member]
Asset Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions	2,000,000
Stock Issued During Period, Value, Acquisitions	$ 1,000,000
Business Acquisition, Share Price	$ 0.50
Instaprin Pharmaceuticals Inc [Member]
Asset Acquisition [Line Items]
Asset acquisition consideration liability	$ 3,628,325